Stockholders' Equity - Schedule of Compensation Expense Stock Option Awards (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Compensation Expense Stock Option Awards [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Share price (in Dollars per share)	$ 4.81
Dividend yield	0.00%
Minimum [Member]
Schedule of Compensation Expense Stock Option Awards [Line Items]
Volatility	79.50%
Risk-free interest rate	3.60%
Expected term	5 years
Maximum [Member]
Schedule of Compensation Expense Stock Option Awards [Line Items]
Volatility	80.10%
Risk-free interest rate	5.48%
Expected term	6 years 1 month 6 days